Fair Value (Narrative) (Details) - Level 1 - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed rate debt	$ 170.0	$ 100.0
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed rate debt	$ 1,587.6	$ 1,585.6